RELATED PARTIES - Amounts transacted in the period (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
RELATED PARTIES
Expenses (income)	R$ 40,787	R$ 56,625
Controlling Shareholders
RELATED PARTIES
Expenses (income)	(2,459)	(3,285)
Suzano Holding S.A.
RELATED PARTIES
Expenses (income)	(2,459)	(3,285)
Transactions with companies of the Suzano Group and other related parties
RELATED PARTIES
Expenses (income)	43,246	59,910
Management | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	(831)	(595)
Bexma Participacoes Ltda. | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	7	3
Bizma Investimentos Ltda. | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	7	6
Fundacao Arymax | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	1
Ibema Companhia Brasileira de Papel | Purchase of products
RELATED PARTIES
Expenses (income)	(2,241)	(3,415)
Ibema Companhia Brasileira de Papel | Sale of paper
RELATED PARTIES
Expenses (income)	48,829	66,769
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel | Social services
RELATED PARTIES
Expenses (income)	(2,379)	(2,538)
IPFL Holding S.A | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	2	1
Lazam MDS Corretora e Adm. Seguros S.A. | Sale of paper
RELATED PARTIES
Expenses (income)		4
Mabex Representacoes e Participacoes Ltda. | Aircraft services (freight)
RELATED PARTIES
Expenses (income)	(50)	(100)
Nemonorte Imoveis e Participacoes Ltda. | Real estate advisory
RELATED PARTIES
Expenses (income)	R$ (99)	R$ (225)